Statements of Net Assets Available for Benefits - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 1,579,176	$ 1,762,483
Receivables
Accrued income	224	222
Contributions receivable from participants and employer	1,915	3,001
Notes receivable from participants	8,209	14,899
Due from broker for securities sold	114	0
Total receivables	10,462	18,122
Total assets	1,589,638	1,780,605
Liabilities
Distributions in transit and other	492	709
Total liabilities	492	709
Net assets available for benefits	$ 1,589,146	$ 1,779,896